Schedule of Company’s Notes Payable (Details) - USD ($)			3 Months Ended		12 Months Ended
		Jan. 01, 2024	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Notes payable, gross
Unamortized debt discount
Notes payable			$ 6,237,234		$ 4,802,115
Proceeds from notes payable			1,250,000		250,000		2,191,308
Nonrelated Party [Member]
Finite-Lived Intangible Assets [Line Items]
Notes payable, gross			6,096,250
Unamortized debt discount			789,107
Notes payable			5,307,143
Next NRG Holding Corp [Member]
Finite-Lived Intangible Assets [Line Items]
Interest Rate		18.00%
Collateral		$ 605,000	326,135		0				$ 76,289
Collateral amount			$ 5,234,650		3,869,650
Imputed interest		10.00%	10.00%
Notes payable			$ 10,541,793		3,869,650		34,650
Proceeds from notes payable			2,500,000
Next NRG Holding Corp [Member] | Nonrelated Party [Member]
Finite-Lived Intangible Assets [Line Items]
Notes payable			$ 5,307,143
Next NRG Holding Corp [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Interest Rate		4.00%	4.00%
Default Interest Rate		5.00%	5.00%
Next NRG Holding Corp [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Interest Rate		5.00%	5.00%
Default Interest Rate		6.00%	6.00%
Note Holder One [Member]
Finite-Lived Intangible Assets [Line Items]
Issue Date			Apr. 19, 2023		Apr. 19, 2023
Maturity Date			Jul. 17, 2024		Apr. 19, 2024
Interest Rate			10.00%		10.00%
Default Interest Rate			18.00%		18.00%
Collateral			All assets		All assets
Collateral amount			$ 1,500,000		$ 1,500,000
Note Holder One [Member] | Next NRG Holding Corp [Member]
Finite-Lived Intangible Assets [Line Items]
Issue Date	[1]		Jan. 01, 2020
Maturity Date	[1]		May 31, 2024
Interest Rate	[1]		10.00%
Default Interest Rate	[1]		0.00%
Collateral	[1]								0
Collateral	[1]		Unsecured
Collateral amount	[1]		$ 8,600		$ 8,600
Note Holder Two [Member]
Finite-Lived Intangible Assets [Line Items]
Issue Date			Sep. 22, 2023		Sep. 22, 2023	[2]
Maturity Date			Jul. 17, 2024		Apr. 19, 2024
Interest Rate			10.00%		10.00%	[2]
Default Interest Rate			18.00%		18.00%	[2]
Collateral			All assets		All assets	[2]
Collateral amount			$ 600,000		$ 600,000	[2]		[2]
Note Holder Two [Member] | Next NRG Holding Corp [Member]
Finite-Lived Intangible Assets [Line Items]
Issue Date	[1]		Jan. 03, 2020
Maturity Date	[1]		May 31, 2024
Interest Rate	[1]		10.00%
Default Interest Rate	[1]		0.00%
Collateral	[1]								0
Collateral	[1]		Unsecured
Collateral amount	[1]		$ 30		$ 30
Note Holder Three [Member]
Finite-Lived Intangible Assets [Line Items]
Issue Date			Oct. 13, 2023		Oct. 13, 2023	[3]
Maturity Date			Jul. 17, 2024		Apr. 19, 2024
Interest Rate			0.00%		0.00%	[3]
Default Interest Rate			18.00%		18.00%	[3]
Collateral			All assets		All assets	[3]
Collateral amount			$ 320,000		$ 320,000	[3]		[3]
Note Holder Three [Member] | Next NRG Holding Corp [Member]
Finite-Lived Intangible Assets [Line Items]
Issue Date	[1]		Mar. 04, 2020
Maturity Date	[1]		May 31, 2024
Interest Rate	[1]		10.00%
Default Interest Rate	[1]		0.00%
Collateral	[1]								0
Collateral	[1]		Unsecured
Collateral amount	[1]		$ 20		$ 20
Note Holder Four [Member]
Finite-Lived Intangible Assets [Line Items]
Issue Date			Jul. 05, 2023		Jul. 05, 2023
Maturity Date			May 05, 2024		Jan. 05, 2024
Interest Rate			8.00%		8.00%
Default Interest Rate			18.00%		18.00%
Collateral			All assets		All assets
Collateral amount			$ 440,000		$ 440,000
Note Holder Four [Member] | Next NRG Holding Corp [Member]
Finite-Lived Intangible Assets [Line Items]
Issue Date	[1]		May 18, 2020
Maturity Date	[1]		May 31, 2024
Interest Rate	[1]		10.00%
Default Interest Rate	[1]		0.00%
Collateral	[1]								0
Collateral	[1]		Unsecured
Collateral amount	[1]		$ 25		$ 25
Note Holder Five [Member]
Finite-Lived Intangible Assets [Line Items]
Issue Date			Aug. 02, 2023		Aug. 02, 2023
Maturity Date			Apr. 02, 2024		Feb. 02, 2024
Interest Rate			8.00%		8.00%
Default Interest Rate			18.00%		18.00%
Collateral			All assets		All assets
Collateral amount			$ 440,000		$ 440,000
Note Holder Five [Member] | Next NRG Holding Corp [Member]
Finite-Lived Intangible Assets [Line Items]
Issue Date	[1]		Jun. 24, 2020
Maturity Date	[1]		May 31, 2024
Interest Rate	[1]		10.00%
Default Interest Rate	[1]		0.00%
Collateral	[1]								0
Collateral	[1]		Unsecured
Collateral amount	[1]		$ 25		$ 25
Note Holder Six [Member]
Finite-Lived Intangible Assets [Line Items]
Issue Date			Aug. 23, 2023		Aug. 23, 2023
Maturity Date			Apr. 23, 2024		Feb. 23, 2024
Interest Rate			8.00%		8.00%
Default Interest Rate			18.00%		18.00%
Collateral			All assets		All assets
Collateral amount			$ 110,000		$ 110,000
Note Holder Six [Member] | Next NRG Holding Corp [Member]
Finite-Lived Intangible Assets [Line Items]
Issue Date	[1]		Aug. 31, 2020
Maturity Date	[1]		May 31, 2024
Interest Rate	[1]		10.00%
Default Interest Rate	[1]		0.00%
Collateral	[1]								0
Collateral	[1]		Unsecured
Collateral amount	[1]		$ 100		$ 100
Note Holder Seven [Member]
Finite-Lived Intangible Assets [Line Items]
Issue Date			Aug. 30, 2023		Aug. 30, 2023
Maturity Date			Apr. 29, 2024		Feb. 29, 2024
Interest Rate			8.00%		8.00%
Default Interest Rate			18.00%		18.00%
Collateral			All assets		All assets
Collateral amount			$ 165,000		$ 165,000
Note Holder Seven [Member] | Next NRG Holding Corp [Member]
Finite-Lived Intangible Assets [Line Items]
Issue Date	[1]		Mar. 01, 2021
Maturity Date	[1]		May 31, 2024
Interest Rate	[1]		10.00%
Default Interest Rate	[1]		0.00%
Collateral	[1]								0
Collateral	[1]		Unsecured
Collateral amount	[1]		$ 100		$ 100
Note Holder Eight [Member]
Finite-Lived Intangible Assets [Line Items]
Issue Date			Sep. 06, 2023		Sep. 06, 2023
Maturity Date			May 06, 2024		Jan. 06, 2024
Interest Rate			8.00%		8.00%
Default Interest Rate			18.00%		18.00%
Collateral			All assets		All assets
Collateral amount			$ 220,000		$ 220,000
Note Holder Eight [Member] | Next NRG Holding Corp [Member]
Finite-Lived Intangible Assets [Line Items]
Issue Date	[1]		Apr. 19, 2021
Maturity Date	[1]		May 31, 2024
Interest Rate	[1]		10.00%
Default Interest Rate	[1]		0.00%
Collateral	[1]								0
Collateral	[1]		Unsecured
Collateral amount	[1]		$ 250		$ 250
Note Holder Nine [Member]
Finite-Lived Intangible Assets [Line Items]
Issue Date			Sep. 13, 2023		Sep. 13, 2023
Maturity Date			May 13, 2024		Jan. 13, 2024
Interest Rate			8.00%		8.00%
Default Interest Rate			18.00%		18.00%
Collateral			All assets		All assets
Collateral amount			$ 110,000		$ 110,000
Note Holder Nine [Member] | Next NRG Holding Corp [Member]
Finite-Lived Intangible Assets [Line Items]
Issue Date	[1]		Sep. 03, 2021
Maturity Date	[1]		May 31, 2024
Interest Rate	[1]		10.00%
Default Interest Rate	[1]		0.00%
Collateral	[1]								0
Collateral	[1]		Unsecured
Collateral amount	[1]		$ 500		$ 500
Note Holder Ten [Member]
Finite-Lived Intangible Assets [Line Items]
Issue Date			Nov. 03, 2023		Nov. 03, 2023
Maturity Date			May 03, 2024		Jan. 03, 2024
Interest Rate			8.00%		8.00%
Default Interest Rate			18.00%		18.00%
Collateral			All assets		All assets
Collateral amount			$ 165,000		$ 165,000
Note Holder Ten [Member] | Next NRG Holding Corp [Member]
Finite-Lived Intangible Assets [Line Items]
Issue Date	[1]		Sep. 09, 2021
Maturity Date	[1]		May 31, 2024
Interest Rate	[1]		10.00%
Default Interest Rate	[1]		0.00%
Collateral	[1]								0
Collateral	[1]		Unsecured
Collateral amount	[1]		$ 25,000		$ 25,000
Note Holder Eleven [Member]
Finite-Lived Intangible Assets [Line Items]
Issue Date			Nov. 21, 2023		Nov. 21, 2023
Maturity Date			May 21, 2024		Jan. 21, 2024
Interest Rate			8.00%		8.00%
Default Interest Rate			18.00%		18.00%
Collateral			All assets		All assets
Collateral amount			$ 220,000		$ 220,000
Note Holder Eleven [Member] | Next NRG Holding Corp [Member]
Finite-Lived Intangible Assets [Line Items]
Issue Date	[1]		May 04, 2023
Maturity Date	[1]		May 31, 2024
Interest Rate	[1]		10.00%
Default Interest Rate	[1]		0.00%
Collateral	[1]								0
Collateral	[1]		Unsecured
Collateral amount	[1]		$ 15,000		$ 15,000
Note Holder Twelve [Member]
Finite-Lived Intangible Assets [Line Items]
Issue Date			Dec. 04, 2023		Dec. 04, 2023
Maturity Date			Jun. 04, 2024		Feb. 04, 2024
Interest Rate			8.00%		8.00%
Default Interest Rate			18.00%		18.00%
Collateral			All assets		All assets
Collateral amount			$ 220,000		$ 220,000
Note Holder Twelve [Member] | Next NRG Holding Corp [Member]
Finite-Lived Intangible Assets [Line Items]
Issue Date	[4]		May 30, 2023
Maturity Date	[4]		May 31, 2024
Interest Rate	[4]		18.00%
Default Interest Rate	[4]		0.00%
Collateral	[4]								0
Collateral	[4]		Unsecured
Collateral amount	[4]		$ 100,000		$ 100,000
Note Holder Thirteen [Member]
Finite-Lived Intangible Assets [Line Items]
Issue Date			Dec. 13, 2023		Dec. 13, 2023
Maturity Date			Jun. 13, 2024		Feb. 13, 2024
Interest Rate			8.00%		8.00%
Default Interest Rate			18.00%		18.00%
Collateral			All assets		All assets
Collateral amount			$ 165,000		$ 165,000
Note Holder Thirteen [Member] | Next NRG Holding Corp [Member]
Finite-Lived Intangible Assets [Line Items]
Issue Date	[4]		Jun. 07, 2023
Maturity Date	[4]		May 31, 2024
Interest Rate	[4]		18.00%
Default Interest Rate	[4]		0.00%
Collateral	[4]								0
Collateral	[4]		Unsecured
Collateral amount	[4]		$ 100,000		$ 100,000
Note Holder Fourteen [Member]
Finite-Lived Intangible Assets [Line Items]
Issue Date			Dec. 18, 2023		Dec. 18, 2023
Maturity Date			Jun. 18, 2024		Feb. 18, 2024
Interest Rate			8.00%		8.00%
Default Interest Rate			18.00%		18.00%
Collateral			All assets		All assets
Collateral amount			$ 110,000		$ 110,000
Note Holder Fourteen [Member] | Next NRG Holding Corp [Member]
Finite-Lived Intangible Assets [Line Items]
Issue Date	[4]		Jun. 29, 2023
Maturity Date	[4]		May 31, 2024
Interest Rate	[4]		18.00%
Default Interest Rate	[4]		0.00%
Collateral	[4]								0
Collateral	[4]		Unsecured
Collateral amount	[4]		$ 10,000		$ 10,000
Note Holder Fifteen [Member]
Finite-Lived Intangible Assets [Line Items]
Issue Date			Dec. 20, 2023		Dec. 20, 2023
Maturity Date			Jun. 20, 2024		Feb. 20, 2024
Interest Rate			8.00%		8.00%
Default Interest Rate			18.00%		18.00%
Collateral			All assets		All assets
Collateral amount			$ 55,000		$ 55,000
Note Holder Fifteen [Member] | Next NRG Holding Corp [Member]
Finite-Lived Intangible Assets [Line Items]
Issue Date	[4]		Jul. 03, 2023
Maturity Date	[4]		May 31, 2024
Interest Rate	[4]		18.00%
Default Interest Rate	[4]		0.00%
Collateral	[4]								0
Collateral	[4]		Unsecured
Collateral amount	[4]		$ 250,000		$ 250,000
Note Holder Sixteen [Member]
Finite-Lived Intangible Assets [Line Items]
Issue Date			Dec. 27, 2023		Dec. 27, 2023
Maturity Date			Jun. 27, 2024		Feb. 27, 2024
Interest Rate			8.00%		8.00%
Default Interest Rate			18.00%		18.00%
Collateral			All assets		All assets
Collateral amount			$ 165,000		$ 165,000
Note Holder Sixteen [Member] | Next NRG Holding Corp [Member]
Finite-Lived Intangible Assets [Line Items]
Issue Date	[4]		Jul. 05, 2023
Maturity Date	[4]		May 31, 2024
Interest Rate	[4]		18.00%
Default Interest Rate	[4]		0.00%
Collateral	[4]								0
Collateral	[4]		Unsecured
Collateral amount	[4]		$ 200,000		200,000
Note Holder Seventeen [Member]
Finite-Lived Intangible Assets [Line Items]
Issue Date			Jan. 05, 2024
Maturity Date			May 05, 2024
Interest Rate			8.00%
Default Interest Rate			18.00%
Collateral			All assets
Collateral amount			$ 110,000
Note Holder Seventeen [Member] | Next NRG Holding Corp [Member]
Finite-Lived Intangible Assets [Line Items]
Issue Date	[4]		Jul. 27, 2023
Maturity Date	[4]		May 31, 2024
Interest Rate	[4]		18.00%
Default Interest Rate	[4]		0.00%
Collateral	[4]								0
Collateral	[4]		Unsecured
Collateral amount	[4]		$ 100,000		100,000
Note Holder Eighteen [Member]
Finite-Lived Intangible Assets [Line Items]
Issue Date			Jan. 16, 2024
Maturity Date			May 16, 2024
Interest Rate			8.00%
Default Interest Rate			18.00%
Collateral			All assets
Collateral amount			$ 165,000
Note Holder Eighteen [Member] | Next NRG Holding Corp [Member]
Finite-Lived Intangible Assets [Line Items]
Issue Date	[4]		Aug. 02, 2023
Maturity Date	[4]		May 31, 2024
Interest Rate	[4]		18.00%
Default Interest Rate	[4]		0.00%
Collateral	[4]								0
Collateral	[4]		Unsecured
Collateral amount	[4]		$ 100,000		100,000
Note Holder Nineteen [Member]
Finite-Lived Intangible Assets [Line Items]
Issue Date			Jan. 25, 2024
Maturity Date			May 25, 2024
Interest Rate			8.00%
Default Interest Rate			18.00%
Collateral			All assets
Collateral amount			$ 165,000
Note Holder Nineteen [Member] | Next NRG Holding Corp [Member]
Finite-Lived Intangible Assets [Line Items]
Issue Date	[4]		Aug. 08, 2023
Maturity Date	[4]		May 31, 2024
Interest Rate	[4]		18.00%
Default Interest Rate	[4]		0.00%
Collateral	[4]								0
Collateral	[4]		Unsecured
Collateral amount	[4]		$ 80,000		80,000
Note Holder Twenty [Member]
Finite-Lived Intangible Assets [Line Items]
Issue Date			Feb. 07, 2024
Maturity Date			Jun. 07, 2024
Interest Rate			8.00%
Default Interest Rate			18.00%
Collateral			All assets
Collateral amount			$ 165,000
Note Holder Twenty [Member] | Next NRG Holding Corp [Member]
Finite-Lived Intangible Assets [Line Items]
Issue Date	[4]		Aug. 15, 2023
Maturity Date	[4]		May 31, 2024
Interest Rate	[4]		18.00%
Default Interest Rate	[4]		0.00%
Collateral	[4]								0
Collateral	[4]		Unsecured
Collateral amount	[4]		$ 200,000		200,000
Note Holder Twenty One [Member]
Finite-Lived Intangible Assets [Line Items]
Issue Date			Feb. 20, 2024
Maturity Date			Jun. 20, 2024
Interest Rate			8.00%
Default Interest Rate			18.00%
Collateral			All assets
Collateral amount			$ 165,000
Note Holder Twenty One [Member] | Next NRG Holding Corp [Member]
Finite-Lived Intangible Assets [Line Items]
Issue Date	[4]		Aug. 23, 2023
Maturity Date	[4]		May 31, 2024
Interest Rate	[4]		18.00%
Default Interest Rate	[4]		0.00%
Collateral	[4]								0
Collateral	[4]		Unsecured
Collateral amount	[4]		$ 150,000		150,000
Note Holder Twenty Two [Member]
Finite-Lived Intangible Assets [Line Items]
Issue Date			Feb. 28, 2024
Maturity Date			Jun. 28, 2024
Interest Rate			8.00%
Default Interest Rate			18.00%
Collateral			All assets
Collateral amount			$ 165,000
Note Holder Twenty Two [Member] | Next NRG Holding Corp [Member]
Finite-Lived Intangible Assets [Line Items]
Issue Date	[4]		Aug. 30, 2023
Maturity Date	[4]		May 31, 2024
Interest Rate	[4]		18.00%
Default Interest Rate	[4]		0.00%
Collateral	[4]								0
Collateral	[4]		Unsecured
Collateral amount	[4]		$ 170,000		170,000
Note Holder Twenty Three [Member]
Finite-Lived Intangible Assets [Line Items]
Issue Date			Mar. 08, 2024
Maturity Date			Jul. 08, 2024
Interest Rate			8.00%
Default Interest Rate			18.00%
Collateral			All assets
Collateral amount			$ 165,000
Note Holder Twenty Three [Member] | Next NRG Holding Corp [Member]
Finite-Lived Intangible Assets [Line Items]
Issue Date	[4]		Sep. 06, 2023
Maturity Date	[4]		May 31, 2024
Interest Rate	[4]		18.00%
Default Interest Rate	[4]		0.00%
Collateral	[4]								0
Collateral	[4]		Unsecured
Collateral amount	[4]		$ 250,000		250,000
Note Holder Twenty Four [Member]
Finite-Lived Intangible Assets [Line Items]
Issue Date			Mar. 15, 2024
Maturity Date			Jul. 15, 2024
Interest Rate			8.00%
Default Interest Rate			18.00%
Collateral			All assets
Collateral amount			$ 165,000
Note Holder Twenty Four [Member] | Next NRG Holding Corp [Member]
Finite-Lived Intangible Assets [Line Items]
Issue Date	[4]		Sep. 08, 2023
Maturity Date	[4]		May 31, 2024
Interest Rate	[4]		18.00%
Default Interest Rate	[4]		0.00%
Collateral	[4]								0
Collateral	[4]		Unsecured
Collateral amount	[4]		$ 1,000,000		1,000,000
Note Holder Twenty Five [Member]
Finite-Lived Intangible Assets [Line Items]
Issue Date			Mar. 26, 2024
Maturity Date			Jul. 26, 2024
Interest Rate			8.00%
Default Interest Rate			18.00%
Collateral			All assets
Collateral amount			$ 110,000
Note Holder Twenty Five [Member] | Next NRG Holding Corp [Member]
Finite-Lived Intangible Assets [Line Items]
Issue Date	[4]		Sep. 13, 2023
Maturity Date	[4]		May 31, 2024
Interest Rate	[4]		18.00%
Default Interest Rate	[4]		0.00%
Collateral	[4]								0
Collateral	[4]		Unsecured
Collateral amount	[4]		$ 100,000		100,000
Note Holder Twenty Six [Member] | Next NRG Holding Corp [Member]
Finite-Lived Intangible Assets [Line Items]
Issue Date	[4]		Sep. 22, 2023
Maturity Date	[4]		May 31, 2024
Interest Rate	[4]		18.00%
Default Interest Rate	[4]		0.00%
Collateral	[4]								0
Collateral	[4]		Unsecured
Collateral amount	[4]		$ 75,000		75,000
Note Holder Twenty Seven [Member] | Next NRG Holding Corp [Member]
Finite-Lived Intangible Assets [Line Items]
Issue Date	[4]		Oct. 30, 2023
Maturity Date	[4]		May 31, 2024
Interest Rate	[4]		18.00%
Default Interest Rate	[4]		0.00%
Collateral	[4]								0
Collateral	[4]		Unsecured
Collateral amount	[4]		$ 10,000		10,000
Note Holder Twenty Eight [Member] | Next NRG Holding Corp [Member]
Finite-Lived Intangible Assets [Line Items]
Issue Date	[4]		Nov. 02, 2023
Maturity Date	[4]		May 31, 2024
Interest Rate	[4]		18.00%
Default Interest Rate	[4]		0.00%
Collateral	[4]								0
Collateral	[4]		Unsecured
Collateral amount	[4]		$ 50,000		50,000
Note Holder Twenty Nine [Member] | Next NRG Holding Corp [Member]
Finite-Lived Intangible Assets [Line Items]
Issue Date	[4]		Nov. 03, 2023
Maturity Date	[4]		May 31, 2024
Interest Rate	[4]		18.00%
Default Interest Rate	[4]		0.00%
Collateral	[4]								0
Collateral	[4]		Unsecured
Collateral amount	[4]		$ 150,000		150,000
Note Holder Thirty [Member] | Next NRG Holding Corp [Member]
Finite-Lived Intangible Assets [Line Items]
Issue Date	[4]		Nov. 08, 2023
Maturity Date	[4]		May 31, 2024
Interest Rate	[4]		18.00%
Default Interest Rate	[4]		0.00%
Collateral	[4]								0
Collateral	[4]		Unsecured
Collateral amount	[4]		$ 250,000		250,000
Note Holder Thirty One [Member] | Next NRG Holding Corp [Member]
Finite-Lived Intangible Assets [Line Items]
Issue Date	[4]		Nov. 15, 2023
Maturity Date	[4]		May 31, 2024
Interest Rate	[4]		18.00%
Default Interest Rate	[4]		0.00%
Collateral	[4]								0
Collateral	[4]		Unsecured
Collateral amount	[4]		$ 75,000		75,000
Note Holder Thirty Two [Member] | Next NRG Holding Corp [Member]
Finite-Lived Intangible Assets [Line Items]
Issue Date	[4]		Nov. 21, 2023
Maturity Date	[4]		May 31, 2024
Interest Rate	[4]		18.00%
Default Interest Rate	[4]		0.00%
Collateral	[4]								0
Collateral	[4]		Unsecured
Collateral amount	[4]		$ 200,000		200,000
Note Holder Thirty Three [Member] | Next NRG Holding Corp [Member]
Finite-Lived Intangible Assets [Line Items]
Issue Date	[4]		Dec. 05, 2023
Maturity Date	[4]		May 31, 2024
Interest Rate	[4]		18.00%
Default Interest Rate	[4]		0.00%
Collateral	[4]								0
Collateral	[4]		Unsecured
Collateral amount	[4]		$ 200,000		200,000
Note Holder Thirty Four [Member] | Next NRG Holding Corp [Member]
Finite-Lived Intangible Assets [Line Items]
Issue Date			Feb. 21, 2024
Maturity Date			Apr. 21, 2024
Interest Rate			18.00%
Default Interest Rate			0.00%
Collateral									0
Collateral			Unsecured
Collateral amount			$ 45,000
Note Holder Thirty Five [Member] | Next NRG Holding Corp [Member]
Finite-Lived Intangible Assets [Line Items]
Issue Date	[5]		Feb. 28, 2024
Maturity Date	[5]		Apr. 28, 2024
Interest Rate	[5]		18.00%
Default Interest Rate	[5]		0.00%
Collateral	[5]								20,800
Collateral	[5]		Unsecured
Collateral amount	[5]		$ 300,000
Note Holder Thirty Six [Member] | Next NRG Holding Corp [Member]
Finite-Lived Intangible Assets [Line Items]
Issue Date			Mar. 04, 2024
Maturity Date			May 04, 2024
Interest Rate			18.00%
Default Interest Rate			0.00%
Collateral									0
Collateral			Unsecured
Collateral amount			$ 50,000
Note Holder Thirty Seven [Member] | Next NRG Holding Corp [Member]
Finite-Lived Intangible Assets [Line Items]
Issue Date			Mar. 07, 2024
Maturity Date			May 07, 2024
Interest Rate			18.00%
Default Interest Rate			0.00%
Collateral									0
Collateral			Unsecured
Collateral amount			$ 100,000
Note Holder Thirty Eight [Member] | Next NRG Holding Corp [Member]
Finite-Lived Intangible Assets [Line Items]
Issue Date	[5]		Mar. 08, 2024
Maturity Date	[5]		May 08, 2024
Interest Rate	[5]		18.00%
Default Interest Rate	[5]		0.00%
Collateral	[5]								20,800
Collateral	[5]		Unsecured
Collateral amount	[5]		$ 185,000
Note Holder Thirty Nine [Member] | Next NRG Holding Corp [Member]
Finite-Lived Intangible Assets [Line Items]
Issue Date			Mar. 14, 2024
Maturity Date			May 14, 2024
Interest Rate			18.00%
Default Interest Rate			0.00%
Collateral									0
Collateral			Unsecured
Collateral amount			$ 150,000
Note Holder Forty [Member] | Next NRG Holding Corp [Member]
Finite-Lived Intangible Assets [Line Items]
Issue Date	[5]		Mar. 15, 2024
Maturity Date	[5]		May 15, 2024
Interest Rate	[5]		18.00%
Default Interest Rate	[5]		0.00%
Collateral	[5]								20,800
Collateral	[5]		Unsecured
Collateral amount	[5]		$ 150,000
Note Holder Forty One [Member] | Next NRG Holding Corp [Member]
Finite-Lived Intangible Assets [Line Items]
Issue Date			Mar. 25, 2024
Maturity Date			May 25, 2024
Interest Rate			18.00%
Default Interest Rate			0.00%
Collateral									0
Collateral			Unsecured
Collateral amount			$ 150,000
Note Holder Forty Two [Member] | Next NRG Holding Corp [Member]
Finite-Lived Intangible Assets [Line Items]
Issue Date	[5]		Mar. 26, 2024
Maturity Date	[5]		May 26, 2024
Interest Rate	[5]		18.00%
Default Interest Rate	[5]		0.00%
Collateral	[5]								13,889
Collateral	[5]		Unsecured
Collateral amount	[5]		$ 100,000
Note Holder Forty Three [Member] | Next NRG Holding Corp [Member]
Finite-Lived Intangible Assets [Line Items]
Issue Date			Mar. 27, 2024
Maturity Date			May 27, 2024
Interest Rate			18.00%
Default Interest Rate			0.00%
Collateral									$ 0
Collateral			Unsecured
Collateral amount			$ 135,000
Notes Payable One [Member] | Nonrelated Party [Member]
Finite-Lived Intangible Assets [Line Items]
Issue Date	[6]		Jan. 19, 2024
Maturity Date	[6]		May 24, 2024
Interest Rate	[6]		7.00%
Default Interest Rate	[6]		0.00%
Collateral	[6]		Unsecured
Collateral amount	[6]		$ 3,700,000
Notes Payable Two [Member] | Nonrelated Party [Member]
Finite-Lived Intangible Assets [Line Items]
Issue Date	[7]		Jan. 19, 2024
Maturity Date	[7]		Aug. 19, 2024
Default Interest Rate	[7]		0.00%
Collateral	[7]		All assets
Collateral amount	[7]		$ 958,500
Notes payable			1,491,000
Proceeds from notes payable			1,000,000
Debt issuance cost			491,000
Accrued interest			$ 53,250
Notes Payable Three [Member] | Nonrelated Party [Member]
Finite-Lived Intangible Assets [Line Items]
Issue Date	[8]		Jan. 19, 2024
Maturity Date	[8]		Aug. 19, 2024
Default Interest Rate	[8]		0.00%
Collateral	[8]		All assets
Collateral amount	[8]		$ 1,437,750
Notes payable			2,236,500
Proceeds from notes payable			1,500,000
Debt issuance cost			736,500
Accrued interest			$ 79,875

[1]	–
[2]	See discussion below regarding global amendment for Notes #2 and #3.
[3]	See discussion below regarding the limitation on the issuance of this lender due to a 9.99% equity ownership blocker.
[4]	–
[5]	-
[6]	- Represents amount of consideration owed in connection with the purchase of STAT. See Notes 1 and 6.
[7]	–
[8]	–